CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	101,366,544	101,313,015
Common shares, outstanding	101,366,544	101,313,015
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	101,366,544	101,313,015
Common shares, outstanding	101,366,544	101,313,015